AIRPORT TAXES AND FEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Airport taxes and fees abstract [Abstract]
Tax transaction	R$ 926,051	R$ 916,690
Airport fees	351,591	212,125
Boarding tax	294,441	231,913
Other taxes	38,554	16,691
Total	1,610,637	1,377,419
Current	899,605	584,739
Non-current	R$ 711,032	R$ 792,680